Consolidated Statements Of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operation and formation costs	$ 1,666,056	$ 2,050,410
Loss from operations	(1,666,056)	(2,050,410)
Other income (expense):
Interest income – bank	52,304	1,848
Interest earned on Cash and marketable securities held in Trust Account	5,754,715	4,121,971
Penalties and interest on taxes	(142,041)	0
Unrealized loss on marketable securities held in Trust Account	0	(362,500)
Total other income, net	5,664,978	3,761,319
Income before provision for income taxes	3,998,922	1,710,909
Provision for income taxes	(1,177,463)	(823,991)
Net income	2,821,459	$ 886,918
Redeemable common stock [Member]
Other income (expense):
Net income	$ 1,693,350
Weighted average shares outstanding, basic	11,257,894	28,438,356
Weighted average shares outstanding, diluted	11,257,894	28,438,356
Basic and diluted income (loss) per share, basic	$ 0.15
Basic and diluted income (loss) per share, diluted	$ 0.15
Nonredeemable common stock [Member]
Other income (expense):
Net income	$ 1,128,109
Weighted average shares outstanding, basic	7,500,000
Weighted average shares outstanding, diluted	7,500,000
Basic and diluted income (loss) per share, basic	$ 0.15
Basic and diluted income (loss) per share, diluted	0.15
Series A common stock [Member]
Other income (expense):
Net income		$ 701,826
Weighted average shares outstanding, basic		28,438,356
Weighted average shares outstanding, diluted		28,438,356
Basic and diluted income (loss) per share, basic	0.15	$ 0.02
Basic and diluted income (loss) per share, diluted	0.15	$ 0.02
Series B common stock [Member]
Other income (expense):
Net income		$ 185,092
Weighted average shares outstanding, basic		7,500,000
Weighted average shares outstanding, diluted		7,500,000
Basic and diluted income (loss) per share, basic	0.15	$ 0.02
Basic and diluted income (loss) per share, diluted	$ 0.15	$ 0.02
Series A and Series B common stock [Member] | Nonredeemable common stock [Member]
Other income (expense):
Weighted average shares outstanding, basic	7,500,000	7,500,000
Weighted average shares outstanding, diluted	7,500,000	7,500,000